UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

Calvert Management Series
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

September 30
Date of Fiscal Year End

March 31, 2018
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert Floating-Rate Advantage Fund
Calvert Ultra-Short Duration Income NextShares

Calvert Floating-Rate Advantage Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

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2 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

TABLE OF CONTENTS

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
25	Board of Trustees’ Contract Approval
27	Officers and Trustees
28	Important Notices

3 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Scott H. Page, CFA, Craig P. Russ, and Catherine C. McDermott, each of Calvert Research and Management

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/10/2017	10/10/2017	—%	—%	—%	1.34%
Class A with 3.75% Maximum Sales Charge	—	—	—	—	—	-2.46
Class I at NAV	10/10/2017	10/10/2017	—	—	—	1.43
Class R6 at NAV	10/10/2017	10/10/2017	—	—	—	1.44

S&P/LSTA Leveraged Loan Index	—	—	2.58%	4.43%	3.89%	2.34%

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class R6
Gross				1.83%	1.58%	1.53%
Net				1.03	0.78	0.73

% Total Leverage[4]
Borrowings						19.16%

Fund Profile

TEN LARGEST SECTORS (% of total investments)[5]		TEN LARGEST ISSUERS (% of total investments)[5]

Health Care	12.8%	Nielsen Finance LLC	1.3%
Electronics/Electrical	9.4%	Jaguar Holding Company II	1.2%
Business Equipment and Services	9.2%	Trans Union, LLC	1.2%
Cable and Satellite Television	6.2%	Virgin Media Investment Holdings Limited	1.2%
Leisure Goods/Activities/Movies	5.9%	Telenet Financing USD LLC	1.2%
Industrial Equipment	5.8%	Sprint Communications, Inc.	1.1%
Telecommunications	5.0%	Kronos Incorporated	1.1%
Financial Intermediaries	4.4%	UPC Financing Partnership	1.1%
Lodging and Casinos	3.2%	Post Holdings Inc.	1.1%
Building and Development	3.0%	Infor (US), Inc.	1.1%
Total	64.9%	Total	11.6%

CREDIT QUALITY (% of loan holdings)[6]

BBB	9.5%
BB	42.3%
B	46.7%
Not Rated	1.5%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

3 The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.

[5]	Excludes cash and cash equivalents.

[6]
Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as Not Rated are not rated by S&P.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective April 5, 2018, the Fund is managed by Scott H. Page, Craig P. Russ and Catherine C. McDermott.

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 10, 2017 - March 31, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2017 - March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/10/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD (10/10/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual*
Class A	$1,000.00	$1,013.40	$9.21***	1.93%
Class I	$1,000.00	$1,014.30	$6.21***	1.30%
Class R6	$1,000.00	$1,014.40	$4.73***	0.99%

* The Fund had not commenced operations on October 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 173/365 (to reflect the period from commencement of operations on October 10, 2017 to March 31, 2018). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on October 10, 2017.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,015.31	$9.70***	1.93%
Class I	$1,000.00	$1,018.45	$6.54***	1.30%
Class R6	$1,000.00	$1,020.00	$4.99***	0.99%

** Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on October 10, 2017.

*** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT FLOATING-RATE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (a) - 121.9%
Aerospace and Defense - 0.3%
Accudyne Industries, LLC, Term Loan, 5.127%, (1 mo. USD LIBOR + 3.25%), 8/18/24	249,373	250,951

Automotive - 3.2%
American Axle and Manufacturing, Inc., Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), 4/6/24	648,354	651,798
CS Intermediate Holdco 2, LLC, Term Loan, 4.302%, (3 mo. USD LIBOR + 2.00%), 11/2/23	646,725	650,902
Dayco Products, LLC, Term Loan, 6.984%, (3 mo. USD LIBOR + 5.00%), 5/19/23	198,998	201,361
TI Group Automotive Systems, LLC, Term Loan, 4.377%, (1 mo. USD LIBOR + 2.50%), 6/30/22	407,061	409,733
Tower Automotive Holdings USA, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 2.75%), 3/7/24	540,601	541,952
		2,455,746

Building and Development - 3.8%
American Builders & Contractors Supply Co., Inc., Term Loan, 4.377%, (1 mo. USD LIBOR + 2.50%), 10/31/23	897,733	900,975
Core & Main LP, Term Loan, 5.116%, (USD LIBOR + 3.00%), 8/1/24 (b)	299,250	300,793
DTZ U.S. Borrower, LLC, Term Loan, 5.183%, (3 mo. USD LIBOR + 3.25%), 11/4/21	547,442	545,276
Henry Company LLC, Term Loan, 5.877%, (1 mo. USD LIBOR + 4.00%), 10/5/23	274,306	278,591
Realogy Corporation, Term Loan, 3.961%, (1 mo. USD LIBOR + 2.25%), 2/8/25	646,742	651,511
Werner FinCo L.P., Term Loan, 5.882%, (1 mo. USD LIBOR + 4.00%), 7/24/24	200,000	202,500
		2,879,646

Business Equipment and Services - 11.5%
AlixPartners, LLP, Term Loan, 5.052%, (3 mo. USD LIBOR + 2.75%), 4/4/24	299,244	300,928
Brand Energy & Infrastructure Services, Inc., Term Loan, 6.001%, (3 mo. USD LIBOR + 4.25%), 6/21/24	198,998	200,877
Camelot UK Holdco Limited, Term Loan, 5.127%, (1 mo. USD LIBOR + 3.25%), 10/3/23	199,000	200,457
Cast and Crew Payroll, LLC, Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), 9/27/24	249,373	249,997
Change Healthcare Holdings, Inc., Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 3/1/24	646,734	649,024
CPM Holdings, Inc., Term Loan, 5.377%, (1 mo. USD LIBOR + 3.50%), 4/11/22	197,984	200,923
Cypress Intermediate Holdings III, Inc., Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), 4/27/24	198,998	199,847
EIG Investors Corp., Term Loan, 5.956%, (3 mo. USD LIBOR + 4.00%), 2/9/23	473,067	477,248
Garda World Security Corporation, Term Loan, 5.511%, (3 mo. USD LIBOR + 3.50%), 5/24/24	497,494	503,339
ION Trading Technologies S.a.r.l., Term Loan, 5.052%, (3 mo. USD LIBOR + 2.75%), 11/21/24	349,125	346,506
Iron Mountain, Inc., Term Loan, 3.622%, (1 mo. USD LIBOR + 1.75%), 1/2/26	100,000	100,042
J.D. Power and Associates, Term Loan, 6.552%, (3 mo. USD LIBOR + 4.25%), 9/7/23	298,485	299,977
KAR Auction Services, Inc., Term Loan, 4.813%, (3 mo. USD LIBOR + 2.50%), 3/9/23	648,032	652,487
Kronos Incorporated, Term Loan, 4.88%, (2 mo. USD LIBOR + 3.00%), 11/1/23	998,367	1,005,169
LegalZoom.com, Inc., Term Loan, 6.341%, (1 mo. USD LIBOR + 4.50%), 11/21/24	249,375	251,557
ServiceMaster Company, Term Loan, 4.377%, (1 mo. USD LIBOR + 2.50%), 11/8/23	646,725	650,161
Shutterfly, Inc., Term Loan, 8/17/24 (c)	50,000	50,375
SMG Holdings Inc., Term Loan, 1/23/25 (c)	250,000	252,760
Spin Holdco Inc., Term Loan, 11/14/22 (c)	300,000	302,125
Tempo Acquisition LLC, Term Loan, 4.877%, (1 mo. USD LIBOR + 3.00%), 5/1/24	249,372	250,775

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (a) - CONT’D
Trans Union, LLC, Term Loan, 3.877%, (1 mo. USD LIBOR + 2.00%), 4/10/23	1,145,497	1,150,118
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 4.401%, (2 mo. USD LIBOR + 2.50%), 3/17/25	200,000	200,625
Vestcom Parent Holdings, Inc., Term Loan, 5.877%, (1 mo. USD LIBOR + 4.00%), 12/19/23	198,992	200,485
		8,695,802

Cable and Satellite Television - 7.7%
Cogeco Communications (USA) II L.P., Term Loan, 4.252%, (1 mo. USD LIBOR + 2.38%), 1/3/25	820,000	821,281
CSC Holdings, LLC, Term Loan, 4.036%, (1 mo. USD LIBOR + 2.25%), 7/17/25	650,000	650,163
Radiate Holdco, LLC, Term Loan, 4.877%, (1 mo. USD LIBOR + 3.00%), 2/1/24	198,995	198,112
Telenet Financing USD LLC, Term Loan, 4.277%, (1 mo. USD LIBOR + 2.50%), 3/1/26	1,075,000	1,081,526
UPC Financing Partnership, Term Loan, 4.277%, (1 mo. USD LIBOR + 2.50%), 1/15/26	1,000,000	1,004,286
Virgin Media Bristol LLC, Term Loan, 4.277%, (1 mo. USD LIBOR + 2.50%), 1/15/26	1,100,000	1,106,875
Ziggo Secured Finance Partnership, Term Loan, 4.277%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,000,000	994,062
		5,856,305

Chemicals and Plastics - 2.9%
Alpha 3 B.V., Term Loan, 5.302%, (3 mo. USD LIBOR + 3.00%), 1/31/24	349,121	352,175
Invictus U.S., LLC, Term Loan, 1/24/25 (c)	50,000	50,461
Minerals Technologies Inc., Term Loan, 4.188%, (USD LIBOR + 2.25%), 2/14/24 (b)	622,458	629,849
PQ Corporation, Term Loan, 4.291%, (3 mo. USD LIBOR + 2.50%), 2/8/25	497,491	499,756
Unifrax Corporation, Term Loan, 5.802%, (3 mo. USD LIBOR + 3.50%), 4/4/24	199,000	200,866
Univar Inc., Term Loan, 4.377%, (1 mo. USD LIBOR + 2.50%), 7/1/24	433,061	436,343
		2,169,450

Conglomerates - 1.0%
Penn Engineering & Manufacturing Corp., Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 6/27/24	746,866	750,600

Containers and Glass Products - 3.6%
Berry Global, Inc., Term Loan, 3.823%, (1 mo. USD LIBOR + 2.00%), 10/1/22	650,000	653,402
BWAY Holding Company, Term Loan, 4.958%, (3 mo. USD LIBOR + 3.25%), 4/3/24	198,998	200,221
Flex Acquisition Company, Inc., Term Loan, 4.695%, (3 mo. USD LIBOR + 3.00%), 12/29/23	498,744	501,705
Libbey Glass Inc., Term Loan, 4.718%, (1 mo. USD LIBOR + 3.00%), 4/9/21	249,285	246,481
Reynolds Group Holdings Inc., Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 2/5/23	646,725	650,767
SIG Combibloc US Acquisition Inc, Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 3/13/22	473,639	476,937
		2,729,513

Cosmetics/Toiletries - 0.7%
Prestige Brands, Inc., Term Loan, 3.877%, (1 mo. USD LIBOR + 2.00%), 1/26/24	501,183	503,063

Drugs - 3.4%
Albany Molecular Research, Inc., Term Loan, 5.127%, (1 mo. USD LIBOR + 3.25%), 8/30/24	199,000	199,746
Arbor Pharmaceuticals, Inc., Term Loan, 6.994%, (2 mo. USD LIBOR + 5.00%), 7/5/23	296,154	300,966
Endo Luxembourg Finance Company I S.a r.l., Term Loan, 6.188%, (1 mo. USD LIBOR + 4.25%), 4/29/24	945,988	947,052
Jaguar Holding Company II, Term Loan, 4.80%, (USD LIBOR + 2.50%), 8/18/22 (b)	1,145,393	1,150,548
		2,598,312

6 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (a) - CONT’D
Ecological Services and Equipment - 2.0%
GFL Environmental Inc., Term Loan, 5.052%, (3 mo. USD LIBOR + 2.75%), 9/29/23	748,101	752,777
Strategic Materials, Inc., Term Loan, 5.524%, (3 mo. USD LIBOR + 3.75%), 10/25/24	199,500	200,747
Wrangler Buyer Corp., Term Loan, 4.877%, (1 mo. USD LIBOR + 3.00%), 9/27/24	598,500	602,864
		1,556,388

Electronics/Electrical - 11.7%
Almonde, Inc., Term Loan, 5.484%, (3 mo. USD LIBOR + 3.50%), 6/13/24	298,500	298,604
Applied Systems, Inc., Term Loan, 5.552%, (3 mo. USD LIBOR + 3.25%), 9/19/24	597,748	603,165
Aptean, Inc., Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), 12/20/22	298,492	299,519
Avast Software B.V., Term Loan, 5.052%, (3 mo. USD LIBOR + 2.75%), 9/30/23	517,139	520,857
Electrical Components International, Inc., Term Loan, 7.052%, (3 mo. USD LIBOR + 4.75%), 5/28/21	298,458	300,509
Epicor Software Corporation, Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), 6/1/22	598,462	601,787
EXC Holdings III Corp., Term Loan, 5.161%, (6 mo. USD LIBOR + 3.50%), 12/2/24	199,500	201,994
Eze Castle Software Inc., Term Loan, 5.037%, (USD LIBOR + 3.00%), 4/6/20 (b)	298,444	301,180
Go Daddy Operating Company, LLC, Term Loan, 4.127%, (1 mo. USD LIBOR + 2.25%), 2/15/24	817,937	821,118
GTCR Valor Companies, Inc., Term Loan, 5.127%, (1 mo. USD LIBOR + 3.25%), 6/16/23	249,373	251,770
Hyland Software, Inc., Term Loan, 5.127%, (1 mo. USD LIBOR + 3.25%), 7/1/22	323,492	327,839
Infoblox Inc., Term Loan, 6.377%, (1 mo. USD LIBOR + 4.50%), 11/7/23	249,372	253,190
Infor (US), Inc., Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 2/1/22	995,852	999,586
Informatica Corporation, Term Loan, 5.127%, (1 mo. USD LIBOR + 3.25%), 8/5/22	425,412	428,336
MA FinanceCo., LLC, Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 6/21/24	64,489	63,871
Seattle Spinco, Inc., Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 6/21/24	435,511	435,620
SkillSoft Corporation, Term Loan, 6.627%, (1 mo. USD LIBOR + 4.75%), 4/28/21	600,000	581,850
SolarWinds Holdings, Inc., Term Loan, 4.877%, (1 mo. USD LIBOR + 3.00%), 2/21/24	124,688	125,397
Tibco Software Inc., Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), 12/4/20	298,489	299,944
Veritas Bermuda Ltd., Term Loan, 6.802%, (3 mo. USD LIBOR + 4.50%), 1/27/23	348,617	347,582
VF Holding Corp., Term Loan, 5.127%, (1 mo. USD LIBOR + 3.25%), 6/30/23	497,475	502,138
Wall Street Systems Delaware, Inc., Term Loan, 5.302%, (3 mo. USD LIBOR + 3.00%), 11/21/24	349,125	349,852
		8,915,708

Equipment Leasing - 1.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan, 4.072%, (1 mo. USD LIBOR + 2.25%), 4/3/22	896,114	897,918

Financial Intermediaries - 5.5%
Citco Funding LLC, Term Loan, 4.877%, (1 mo. USD LIBOR + 3.00%), 3/31/22	646,734	652,999
Clipper Acquisitions Corp., Term Loan, 4.025%, (3 mo. USD LIBOR + 2.00%), 12/27/24	648,375	650,604
Freedom Mortgage Corporation, Term Loan, 6.622%, (1 mo. USD LIBOR + 4.75%), 2/23/22	493,671	500,459
Harbourvest Partners, LLC, Term Loan, 4.552%, (3 mo. USD LIBOR + 2.25%), 2/20/25	50,000	50,094
LPL Holdings, Inc., Term Loan, 4.473%, (3 mo. USD LIBOR + 2.25%), 9/23/24	896,123	899,484
Sesac Holdco II, LLC, Term Loan, 4.877%, (1 mo. USD LIBOR + 3.00%), 2/23/24	349,118	349,773
Victory Capital Management Inc., Term Loan, 5.052%, (3 mo. USD LIBOR + 2.75%), 2/7/25	314,028	315,696
Virtus Investment Partners, Inc., Term Loan, 1.25%, 6/3/24 (d)	750,000	754,218
		4,173,327

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (a) - CONT’D
Food Products - 2.0%
Nomad Foods Europe Midco Limited, Term Loan, 4.027%, (1 mo. USD LIBOR + 2.25%), 5/15/24	500,000	501,146
Post Holdings Inc., Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), 5/24/24	996,742	1,000,090
		1,501,236

Food Service - 2.2%
1011778 B.C. Unlimited Liability Company, Term Loan, 4.294%, (USD LIBOR + 2.25%), 2/16/24 (b)	646,727	648,209
IRB Holding Corp, Term Loan, 4.936%, (1 mo. USD LIBOR + 3.25%), 2/5/25	350,000	354,011
US Foods, Inc., Term Loan, 4.377%, (1 mo. USD LIBOR + 2.50%), 6/27/23	648,350	653,708
		1,655,928

Food/Drug Retailers - 0.8%
Albertsons, LLC, Term Loan, 5.292%, (3 mo. USD LIBOR + 3.00%), 12/21/22	646,742	641,336

Health Care - 16.0%
Acadia Healthcare Company, Inc., Term Loan, 4.377%, (1 mo. USD LIBOR + 2.50%), 2/16/23	638,093	644,275
Alliance Healthcare Services, Inc., Term Loan, 6.341%, (USD LIBOR + 4.50%), 10/24/23 (b)	198,750	200,241
Ardent Legacy Acquisitions, Inc., Term Loan, 7.377%, (1 mo. USD LIBOR + 5.50%), 8/4/21	295,361	296,838
Argon Medical Devices, Inc., Term Loan, 6.052%, (3 mo. USD LIBOR + 3.75%), 1/23/25	200,000	201,500
Auris Luxembourg III S.a.r.l., Term Loan, 5.302%, (3 mo. USD LIBOR + 3.00%), 1/17/22	646,675	651,121
Avantor, Inc., Term Loan, 5.877%, (1 mo. USD LIBOR + 4.00%), 11/21/24	349,125	353,198
BioClinica, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), 10/20/23	198,992	195,013
CHG Healthcare Services Inc., Term Loan, 4.772%, (3 mo. USD LIBOR + 3.00%), 6/7/23	597,000	602,846
Concentra Inc., Term Loan, 4.53%, (3 mo. USD LIBOR + 2.75%), 6/1/22	900,000	902,531
Convatec Inc., Term Loan, 4.552%, (3 mo. USD LIBOR + 2.25%), 10/31/23	645,887	650,125
DaVita HealthCare Partners, Inc., Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 6/24/21	646,641	653,158
DJO Finance LLC, Term Loan, 5.035%, (USD LIBOR + 3.25%), 6/8/20 (b)	299,233	301,072
Greatbatch Ltd., Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), 10/27/22	475,380	479,837
Grifols Worldwide Operations USA, Inc., Term Loan, 3.986%, (1 week USD LIBOR + 2.25%), 1/31/25	646,734	649,664
Hanger, Inc., Term Loan, 5.377%, (1 mo. USD LIBOR + 3.50%), 2/26/25	100,000	100,125
HCA Inc., Term Loan, 3.627%, (1 mo. USD LIBOR + 1.75%), 3/18/23	541,239	544,138
Indivior Finance S.a.r.l., Term Loan, 6.42%, (2 mo. USD LIBOR + 4.50%), 12/18/22	349,125	350,871
Kinetic Concepts, Inc., Term Loan, 5.552%, (3 mo. USD LIBOR + 3.25%), 2/2/24	298,496	300,250
KUEHG Corp., Term Loan, 6.052%, (3 mo. USD LIBOR + 3.75%), 8/13/22	348,358	351,243
MPH Acquisition Holdings LLC, Term Loan, 5.052%, (3 mo. USD LIBOR + 2.75%), 6/7/23	603,645	607,229
National Mentor Holdings, Inc., Term Loan, 5.302%, (3 mo. USD LIBOR + 3.00%), 1/31/21	198,964	200,021
Opal Acquisition, Inc., Term Loan, 6.029%, (3 mo. USD LIBOR + 4.00%), 11/27/20	249,349	236,881
Ortho-Clinical Diagnostics S.A., Term Loan, 5.627%, (1 mo. USD LIBOR + 3.75%), 6/30/21	496,709	501,418
Press Ganey Holdings, Inc., Term Loan, 4.877%, (1 mo. USD LIBOR + 3.00%), 10/21/23	198,992	200,319
RadNet, Inc., Term Loan, 5.22%, (3 mo. USD LIBOR + 3.50%), 6/30/23	194,737	197,293
Sotera Health Holdings, LLC, Term Loan, 4.877%, (1 mo. USD LIBOR + 3.00%), 5/15/22	298,492	299,736
Surgery Center Holdings, Inc., Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), 9/2/24	497,500	497,888
Team Health Holdings, Inc., Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 2/6/24	646,734	620,864
U.S. Anesthesia Partners, Inc., Term Loan, 4.877%, (1 mo. USD LIBOR + 3.00%), 6/23/24	348,371	350,548
		12,140,243

8 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (a) - CONT’D
Home Furnishings - 1.0%
Bright Bidco B.V., Term Loan, 5.728%, (USD LIBOR + 3.50%), 6/30/24 (b)	298,496	303,285
Serta Simmons Bedding, LLC, Term Loan, 5.216%, (3 mo. USD LIBOR + 3.50%), 11/8/23	498,741	456,036
		759,321

Industrial Equipment - 7.3%
Apex Tool Group, LLC, Term Loan, 5.627%, (1 mo. USD LIBOR + 3.75%), 2/1/22	298,125	298,428
Clark Equipment Company, Term Loan, 4.302%, (3 mo. USD LIBOR + 2.00%), 5/18/24	598,164	599,285
DexKo Global Inc., Term Loan, 4.363%, (3 mo. USD LIBOR + 3.50%), 7/24/24 (d)	250,000	252,656
Engineered Machinery Holdings, Inc., Term Loan, 5.552%, (3 mo. USD LIBOR + 3.25%), 7/19/24	324,375	324,983
EWT Holdings III Corp., Term Loan, 5.302%, (3 mo. USD LIBOR + 3.00%), 12/20/24	597,249	602,289
Filtration Group Corporation, Term Loan, 11/21/20 (c)	175,000	175,766
Gardner Denver, Inc., Term Loan, 5.052%, (3 mo. USD LIBOR + 2.75%), 7/30/24	497,500	500,575
Gates Global LLC, Term Loan, 5.052%, (3 mo. USD LIBOR + 2.75%), 4/1/24	846,249	852,014
Milacron LLC, Term Loan, 4.377%, (1 mo. USD LIBOR + 2.50%), 9/28/23	535,334	537,676
Paladin Brands Holding, Inc., Term Loan, 7.802%, (3 mo. USD LIBOR + 5.50%), 8/15/22	246,844	249,930
Rexnord LLC, Term Loan, 4.111%, (1 mo. USD LIBOR + 2.25%), 8/21/24	86,371	86,952
Robertshaw US Holding Corp, Term Loan, 5.438%, (1 mo. USD LIBOR + 3.50%), 2/19/25	125,000	126,250
Signode Industrial Group US Inc., Term Loan, 5.423%, (1 mo. USD LIBOR + 2.75%), 5/4/21	625,587	624,789
Titan Acquisition Limited, Term Loan, 3/28/25 (c)	300,000	299,742
		5,531,335

Insurance - 2.9%
AmWINS Group, Inc., Term Loan, 4.587%, (1 mo. USD LIBOR + 2.75%), 1/25/24	497,481	500,808
Asurion LLC, Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 8/4/22	627,887	632,269
Hub International Limited, Term Loan, 4.839%, (3 mo. USD LIBOR + 3.00%), 10/2/20	497,422	500,530
NFP Corp., Term Loan, 4.877%, (1 mo. USD LIBOR + 3.00%), 1/8/24	248,741	249,705
USI, Inc., Term Loan, 5.302%, (3 mo. USD LIBOR + 3.00%), 5/16/24	298,500	299,769
		2,183,081

Leisure Goods/Activities/Movies - 7.4%
AMC Entertainment, Inc., Term Loan, 4.027%, (1 mo. USD LIBOR + 2.25%), 12/15/23	646,734	648,855
Ancestry.com Operations Inc., Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), 10/19/23	496,212	499,159
Bombardier Recreational Products, Inc., Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), 6/30/23	646,721	652,865
Bright Horizons Family Solutions, Inc., Term Loan, 3.877%, (1 mo. USD LIBOR + 2.00%), 11/7/23	646,734	651,180
CDS U.S. Intermediate Holdings, Inc., Term Loan, 6.052%, (3 mo. USD LIBOR + 3.75%), 7/8/22	99,499	99,737
Crown Finance US, Inc., Term Loan, 4.377%, (1 mo. USD LIBOR + 2.50%), 2/28/25	600,000	599,963
Delta 2 (LUX) S.a.r.l., Term Loan, 4.377%, (1 mo. USD LIBOR + 2.50%), 2/1/24	350,000	351,240
Emerald Expositions Holding, Inc., Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 5/22/24	299,246	302,426
Live Nation Entertainment, Inc., Term Loan, 3.688%, (1 mo. USD LIBOR + 1.75%), 10/31/23	646,734	651,719
Match Group Inc., Term Loan, 4.286%, (1 mo. USD LIBOR + 2.50%), 11/16/22	650,000	654,875
WMG Acquisition Corp., Term Loan, 4.127%, (1 mo. USD LIBOR + 2.25%), 11/1/23	500,000	502,569
		5,614,588

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (a) - CONT’D
Lodging and Casinos - 4.0%
ESH Hospitality, Inc., Term Loan, 4.127%, (1 mo. USD LIBOR + 2.25%), 8/30/23	616,527	620,862
Four Seasons Hotels Limited, Term Loan, 3.877%, (1 mo. USD LIBOR + 2.00%), 11/30/23	646,725	650,594
Hilton Worldwide Finance, LLC, Term Loan, 3.872%, (1 mo. USD LIBOR + 2.00%), 10/25/23	897,733	903,650
Playa Resorts Holding B.V., Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), 4/29/24	198,998	200,540
RHP Hotel Properties, L.P., Term Loan, 4.07%, (3 mo. USD LIBOR + 2.25%), 5/11/24	648,367	653,311
		3,028,957

Nonferrous Metals/Minerals - 0.3%
Fairmount Santrol, Inc., Term Loan, 8.302%, (3 mo. USD LIBOR + 6.00%), 11/1/22	198,750	201,566

Oil and Gas - 0.3%
Green Plains Renewable Energy, Inc., Term Loan, 7.38%, (1 mo. USD LIBOR + 5.50%), 8/18/23	199,000	201,985

Publishing - 2.9%
Harland Clarke Holdings Corp., Term Loan, 7.052%, (3 mo. USD LIBOR + 4.75%), 11/3/23	195,390	197,425
LSC Communications, Inc., Term Loan, 7.377%, (1 mo. USD LIBOR + 5.50%), 9/30/22	192,000	193,920
Nielsen Finance LLC, Term Loan, 3.718%, (1 mo. USD LIBOR + 2.00%), 10/4/23	1,200,000	1,205,167
ProQuest LLC, Term Loan, 10/24/21 (c)	600,000	609,375
		2,205,887

Radio and Television - 3.2%
Entravision Communications Corporation, Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 11/29/24	497,500	498,433
Gray Television, Inc., Term Loan, 3.92%, (1 mo. USD LIBOR + 2.25%), 2/7/24	646,725	650,296
Sinclair Television Group Inc., Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), 1/3/24	646,725	650,229
Univision Communications Inc., Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 3/15/24	646,485	637,293
		2,436,251

Retailers (Except Food and Drug) - 1.9%
Bass Pro Group, LLC, Term Loan, 6.877%, (1 mo. USD LIBOR + 5.00%), 9/25/24	249,373	247,285
BJ's Wholesale Club, Inc., Term Loan, 2/3/24 (c)	250,000	250,114
LSF9 Atlantis Holdings, LLC, Term Loan, 7.686%, (1 mo. USD LIBOR + 6.00%), 5/1/23	197,484	195,263
Men's Wearhouse, Inc. (The), Term Loan, 5.202%, (USD LIBOR + 3.50%), 6/18/21 (b)	279,511	280,602
Party City Holdings Inc., Term Loan, 4.487%, (USD LIBOR + 2.75%), 8/19/22 (b)	249,367	250,649
Vivid Seats Ltd., Term Loan, 5.377%, (1 mo. USD LIBOR + 3.50%), 6/30/24	198,998	199,619
		1,423,532

Steel - 2.8%
Atkore International, Inc., Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), 12/22/23	648,375	653,481
GrafTech Finance, Inc., Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), 2/12/25	350,000	350,437
Phoenix Services International, LLC, Term Loan, 5.414%, (1 mo. USD LIBOR + 3.75%), 3/1/25	250,000	251,563
Zekelman Industries, Inc., Term Loan, 4.999%, (3 mo. USD LIBOR + 2.75%), 6/14/21	896,471	902,410
		2,157,891

10 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
SENIOR FLOATING RATE LOANS (a) - CONT’D
Surface Transport - 1.3%
Avis Budget Car Rental, LLC, Term Loan, 4.31%, (3 mo. USD LIBOR + 2.00%), 2/13/25	817,950	820,379
PODS, LLC, Term Loan, 4.711%, (1 mo. USD LIBOR + 3.00%), 12/6/24	199,000	200,575
		1,020,954

Telecommunications - 6.2%
CenturyLink, Inc., Term Loan, 4.627%, (1 mo. USD LIBOR + 2.75%), 1/31/25	498,750	491,737
Ciena Corporation, Term Loan, 4.322%, (1 mo. USD LIBOR + 2.50%), 1/28/22	646,734	650,776
Consolidated Communications, Inc., Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), 10/4/23	298,493	294,724
Digicel International Finance Limited, Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), 5/28/24	199,000	198,378
Level 3 Financing Inc., Term Loan, 4.111%, (1 mo. USD LIBOR + 2.25%), 2/22/24	650,000	651,676
SBA Senior Finance II, LLC, Term Loan, 3.99%, (1 week USD LIBOR + 2.25%), 3/24/21	646,641	648,892
Sprint Communications, Inc., Term Loan, 4.438%, (1 mo. USD LIBOR + 2.50%), 2/2/24	1,045,726	1,047,196
Syniverse Holdings, Inc., Term Loan, 6.718%, (1 mo. USD LIBOR + 5.00%), 3/9/23	250,000	253,320
Telesat Canada, Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), 11/17/23	487,089	489,931
		4,726,630

Utilities - 0.9%
Granite Acquisition Inc., Term Loan, 5.802%, (3 mo. USD LIBOR + 3.50%), 12/19/21	500,000	507,696
Invenergy Thermal Operating I LLC, Term Loan, 7.802%, (3 mo. USD LIBOR + 5.50%), 10/19/22	198,911	190,954
		698,650

Total Senior Floating Rate Loans (Cost $92,619,432)		92,562,100

TIME DEPOSIT - 3.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	2,407,883	2,407,883

Total Time Deposit (Cost $2,407,883)		2,407,883

TOTAL INVESTMENTS (Cost $95,027,315) - 125.1%		94,969,983
Less Unfunded Loan Commitments - (1.2)%		(906,250)
NET INVESTMENTS (Cost $94,121,065) - 123.9%		94,063,733
Notes Payable - (23.7%)		(18,000,000)
Other assets and liabilities, net - (0.2%)		(132,491)
NET ASSETS - 100.0%		75,931,242

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 11

NOTES TO SCHEDULE OF INVESTMENTS
(a) Remaining maturities of senior floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Senior floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2018. Senior floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a senior floating rate loan.

(b) The stated interest rate represents the weighted average interest rate at March 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(c) The senior floating-rate loan will settle after March 31, 2018, at which time the interest rate will be determined.
(d) Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1E for Description.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency abbreviations:
USD:	United States Dollar
See notes to financial statements.

12 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT FLOATING-RATE ADVANTAGE FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $94,121,065)	$94,063,733
Cash	2,415,150
Receivable for investments sold	740
Receivable for capital shares sold	86,210
Interest receivable	130,650
Receivable from affiliate	50,935
Trustees' deferred compensation plan	80
Prepaid upfront fees on notes payable	12,969
Prepaid expenses	15,255
Other assets	565
Total assets	96,776,287

LIABILITIES
Payable for investments purchased	2,666,578
Payable for capital shares redeemed	1,605
Distributions payable	50,962
Payable to affiliates:
Investment advisory fee	30,649
Administrative fee	7,662
Distribution and service fees	150
Sub-transfer agency fee	327
Trustees' deferred compensation plan	80
Accrued expenses	87,032
Notes payable	18,000,000
Total liabilities	20,845,045
NET ASSETS	$75,931,242

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest,
(unlimited number of no par value shares authorized)	$76,082,182
Accumulated distributions in excess of net investment income	(35,820)
Accumulated net realized loss	(57,788)
Net unrealized depreciation	(57,332)
Total	$75,931,242

NET ASSET VALUE PER SHARE
Class A (based on net assets of $891,091 and 89,194 shares outstanding)	$9.99
Class I (based on net assets of $21,854,498 and 2,188,579 shares outstanding)	$9.99
Class R6 (based on net assets of $53,185,653 and 5,329,120 shares outstanding)	$9.98

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$10.38
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT FLOATING-RATE ADVANTAGE FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 2018(a) (Unaudited)

INVESTMENT INCOME
Interest income	$1,255,410
Total investment income	1,255,410

EXPENSES
Investment advisory fee	149,083
Administrative fee	34,117
Distribution and service fees:
Class A	191
Trustees' fees and expenses	632
Custodian fees	13,402
Transfer agency fees and expenses	9,439
Accounting fees	5,262
Professional fees	50,723
Registration fees	38,810
Reports to shareholders	2,820
Interest expense and fees	95,580
Miscellaneous	5,697
Total expenses	405,756
Waiver and/or reimbursement of expenses by affiliate	(99,599)
Reimbursement of expenses-other	(565)
Net expenses	305,592
Net investment income	949,818

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment securities	(57,788)

Net change in unrealized appreciation (depreciation) on investment securities	(57,332)

Net realized and unrealized loss	(115,120)

Net increase in net assets resulting from operations	$834,698
(a) For the period from the start of business, October 10, 2017, to March 31, 2018.
See notes to financial statements.

14 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT FLOATING-RATE ADVANTAGE FUND
STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Period Ended March 31, 2018 (a) (Unaudited)
Operations:
Net investment income	$949,818
Net realized loss	(57,788)
Net change in unrealized appreciation (depreciation)	(57,332)
Net increase in net assets resulting from operations	834,698

Distributions to shareholders from:
Net investment income:
Class A shares	(2,956)
Class I shares	(152,826)
Class R6 shares	(829,856)
Total distributions to shareholders	(985,638)

Capital share transactions:
Class A shares	891,885
Class I shares	21,905,203
Class R6 shares	53,285,094
Net increase in net assets from capital share transactions	76,082,182

TOTAL INCREASE IN NET ASSETS	75,931,242

NET ASSETS
Beginning of period	—
End of period (including accumulated distributions in excess of net investment income of ($35,820))	$75,931,242

(a) For the period from the start of business, October 10, 2017, to March 31, 2018.
See notes to financial statements.

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT FLOATING-RATE ADVANTAGE FUND
STATEMENT OF CASH FLOWS

CASH FLOWS FROM OPERATING ACTIVITIES	Period Ended March 31, 2018 (a) (Unaudited)
Net increase in net assets from operations	$834,698
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(96,566,861)
Investments sold and principal repayments	6,535,358
Increase in short-term investments, net	(2,407,883)
Net amortization/accretion of premium (discount)	20,121
Amortization of prepaid upfront fees on notes payable	5,711
Increase in interest receivable	(130,650)
Increase in receivable from affiliate	(50,935)
Increase in prepaid expenses	(15,255)
Increase in trustees' deferred compensation plan	(80)
Increase in other assets	(565)
Increase in payable to affiliate for investment advisory fee	30,649
Increase in payable to affiliate for administrative fee	7,662
Increase in payable to affiliate for distribution and service fees	150
Increase in payable to affiliate for sub-transfer agency fee	327
Increase in payable to affiliate for trustees' deferred compensation plan	80
Increase in accrued expenses	87,032
Increase in unfunded loan commitments	906,250
Net change in unrealized (appreciation) depreciation from investments	57,332
Net realized loss from investments	57,788
Net cash used in operating activities	($90,629,071)

CASH FLOWS FROM FINANCING ACTIVITIES
Distributions paid to shareholders, net of reinvestments	($74,557)
Proceeds from capital shares sold	75,176,149
Capital shares redeemed	(38,691)
Prepaid upfront fees on notes payable	(18,680)
Proceeds from notes payable	29,000,000
Repayments of notes payable	(11,000,000)
Net cash provided by financing activities	$93,044,221
Net increase in cash	$2,415,150
Cash at beginning of period	$—
Cash at end of period	$2,415,150

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$860,119
Cash paid for interest and fees on borrowings	$76,618

(a) For the period from the start of business, October 10, 2017, to March 31, 2018.
See notes to financial statements.

16 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT FLOATING-RATE ADVANTAGE FUND
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2018 (a) (Unaudited)
CLASS A SHARES
Net asset value, beginning	$10.00
Income from investment operations:
Net investment income (b)	0.16
Net realized and unrealized loss	(0.02)
Total from investment operations	0.14
Distributions from:
Net investment income	(0.15)
Total distributions	(0.15)
Total decrease in net asset value	(0.01)
Net asset value, ending	$9.99
Total return (c)	1.34%	(d)
Ratios to average net assets: (e)
Total expenses	2.30%	(f)(g)
Net expenses	1.93%	(f)(g)
Net investment income	3.45%	(f)
Portfolio turnover	9%	(d)
Net assets, ending (in thousands)	$891

(a) For the period from the start of business, October 10, 2017, to March 31, 2018.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
(g) Includes interest expense and fees of 0.98%.
See notes to financial statements.

www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT FLOATING-RATE ADVANTAGE FUND
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2018 (a) (Unaudited)
CLASS I SHARES
Net asset value, beginning	$10.00
Income from investment operations:
Net investment income (b)	0.17
Net realized and unrealized loss	(0.02)
Total from investment operations	0.15
Distributions from:
Net investment income	(0.16)
Total distributions	(0.16)
Total decrease in net asset value	(0.01)
Net asset value, ending	$9.99
Total return (c)	1.43%	(d)
Ratios to average net assets: (e)
Total expenses	1.67%	(f)(g)
Net expenses	1.30%	(f)(g)
Net investment income	3.69%	(f)
Portfolio turnover	9%	(d)
Net assets, ending (in thousands)	$21,854

(a) For the period from the start of business, October 10, 2017, to March 31, 2018.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
(g) Includes interest expense and fees of 0.60%.
See notes to financial statements.

18 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT FLOATING-RATE ADVANTAGE FUND
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2018 (a) (Unaudited)
CLASS R6 SHARES
Net asset value, beginning	$10.00
Income from investment operations:
Net investment income (b)	0.15
Net realized and unrealized loss	(0.01)
Total from investment operations	0.14
Distributions from:
Net investment income	(0.16)
Total distributions	(0.16)
Total decrease in net asset value	(0.02)
Net asset value, ending	$9.98
Total return (c)	1.44%	(d)
Ratios to average net assets: (e)
Total expenses	1.34%	(f)(g)
Net expenses	0.99%	(f)(g)
Net investment income	3.28%	(f)
Portfolio turnover	9%	(d)
Net assets, ending (in thousands)	$53,186

(a) For the period from the start of business, October 10, 2017, to March 31, 2018.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
(g) Includes interest expense and fees of 0.29%.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Floating-Rate Advantage Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide a high level of current income. The Fund commenced operations on October 10, 2017. The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Senior Floating Rate Loans. Interests in senior floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

20 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Senior Floating Rate Loans (Less Unfunded Loan Commitments)	$—	$91,655,850	$—	$91,655,850
Time Deposit	—	2,407,883	—	2,407,883
Total Investments	$—	$94,063,733	$—	$94,063,733
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund earns certain fees in connection with its investments in senior floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C. Share Class Accounting: Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares.
D. Senior Floating Rate Loans: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
E. Unfunded Loan Commitments: The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Schedule of Investments. At March 31, 2018, the Fund had sufficient cash and/or securities to cover these commitments.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. Distributions of realized capital gains are made at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

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G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily gross assets: 0.48% up to and including $1 billion and 0.43% on the excess of $1 billion. Gross assets of the Fund are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund. For the period ended March 31, 2018, the investment advisory fee amounted to $149,083 or 0.52% (annualized) of the Fund's average daily net assets.
CRM has agreed to reimburse certain of the Fund’s operating expenses (excluding investment advisory, administrative and distribution and service fees) in excess of 0.06% annually for each of Class A, Class I and Class R6 of such class’ average daily net assets. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense and other borrowing costs, taxes or litigation expenses. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the period ended March 31, 2018, CRM waived or reimbursed expenses of $99,599.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the period ended March 31, 2018 amounted to $191 for Class A shares.
The Fund was informed that EVD received $229 as its portion of the sales charge on sales of Class A shares paid by Fund shareholders for the period ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $342 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000

22 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the period ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $565, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the period ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating rate loans, were $99,233,439 and $6,536,098, respectively.
NOTE 4 — INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$94,121,065
Gross unrealized appreciation	$176,409
Gross unrealized depreciation	(233,741)
Net unrealized appreciation (depreciation)	($57,332)
NOTE 5 — CREDIT AGREEMENT
The Fund has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $45 million ($20 million prior to February 16, 2018) pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Borrowings may be made for the purchase of investment securities and temporary or emergency purposes only. Borrowings bear interest at the higher of the prime rate or Federal Funds rate in effect on that day plus 0.85%, or the One-Month London Interbank Offered Rate (LIBOR) in effect on that day plus 0.85%. Under the terms of the Agreement, in effect through October 24, 2018, the Fund pays a facility fee of 0.15% per annum on the commitment amount. In connection with the execution of the Agreement on October 25, 2017 and subsequent increase in borrowing limit on February 16, 2018, the Fund paid upfront fees of $18,680, which are being amortized to interest expense through October 24, 2018. The unamortized balance at March 31, 2018 is approximately $13,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Fund is required to maintain certain net assets levels during the term of the Agreement. At March 31, 2018, the Fund had borrowings outstanding under the Agreement of $18,000,000 at an interest rate of 2.73%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at March 31, 2018 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018. For the period from October 25, 2017, the date the Agreement was entered into, through March 31, 2018, the average borrowings under the Agreement and the average interest rate (excluding fees) were $5,335,443 and 2.72%, respectively.

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NOTE 6 — CAPITAL SHARES
Transactions in capital shares for the period ended March 31, 2018 were as follows:

	Period Ended March 31, 2018 (Unaudited)(a)
	Shares	Amount
Class A
Shares sold	88,969	$889,640
Reinvestment of distributions	296	2,956
Shares redeemed	(71)	(711)
Net increase	89,194	$891,885

Class I
Shares sold	2,188,507	$21,904,488
Reinvestment of distributions	558	5,577
Shares redeemed	(486)	(4,862)
Net increase	2,188,579	$21,905,203

Class R6
Shares sold	5,249,551	$52,489,398
Reinvestment of distributions	82,985	829,856
Shares redeemed	(3,416)	(34,160)
Net increase	5,329,120	$53,285,094

(a) For the period from the start of business, October 10, 2017, to March 31, 2018.
NOTE 7 – CREDIT RISK
The Fund invests primarily in below investment grade senior floating rate loans, which have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

24 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

At an in-person meeting held on September 13, 2017, the Board of Trustees of Calvert Management Series (“CMS”), and by a separate vote, the Trustees who are not “interested persons” of CMS (the “Independent Trustees”), approved an Investment Advisory Agreement (the “Advisory Agreement”) between CMS and Calvert Research and Management (“CRM” or the “Adviser”) with respect to the Calvert Floating-Rate Advantage Fund (the “Fund”).

In evaluating the Advisory Agreement, the Board considered a variety of information relating to the Fund and the Adviser. At meetings held on June 21, 2017 and September 13, 2017, the Independent Trustees reviewed certain information and materials provided by the Adviser regarding various services to be provided to the Fund by the Adviser and its affiliates.

The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the approval of the Advisory Agreement. Prior to voting, the Independent Trustees reviewed the Advisory Agreement with management and also met in a private session with their counsel at which no representatives of management were present.

In the course of their deliberations regarding the Advisory Agreement, the Trustees considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; CRM’s financial condition; the proposed advisory fees to be paid under the Advisory Agreement; comparative fee and expense information; the performance of another mutual fund managed by the same personnel (“Existing Fund”) that has similar investment strategies as those proposed for the Fund; the estimated profitability of the Fund to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Fund; and the effect of the Fund’s potential growth and size on the Fund’s performance and expenses.

Nature, Extent and Quality of Services

In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the Advisory Agreement, the Trustees took into account information provided by the Adviser relating to its operations and personnel. The Trustees considered the investment strategies to be used in managing the Fund and noted that the Fund would be managed using similar investment strategies as the Existing Fund. CRM’s current level of staffing, its overall resources and its administrative capabilities were also considered. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the Advisory Agreement.

Fund Performance

In considering the management style and investment strategies that CRM proposed to use in managing the Fund, the Trustees took into consideration the performance of the Existing Fund. The Board noted that the portfolio management team that is expected to manage the Fund also manages the Existing Fund as well as other bank loan funds. In addition, the Board took into consideration certain differences between how CRM proposes to manage the Fund and how it manages the Existing Fund, as well as the impact these differences were expected to have on the Fund's performance. Based upon their review, the Trustees concluded that CRM is qualified to manage the Fund's assets in accordance with the Fund's investment objective and strategies and that CRM's proposed investment strategies were appropriate for pursuing the Fund's investment objective.

Management Fees and Expenses

In considering the Fund’s proposed fees and estimated expenses, the Trustees considered certain comparative fee and expense data provided by the Adviser. The Trustees noted that the Fund’s proposed combined fees for advisory and administrative services were higher than the average and median annual management fees for its peers. The Trustees also took into account that the Adviser had contractually agreed to limit the Fund's annual operating expenses through January 31, 2019. The Trustees noted management's explanation for the Fund's higher management fee and expenses relative to those of the funds in the Fund's Lipper category. Based upon their review, the Trustees concluded that the proposed advisory fee was reasonable in view of the services to be provided by CRM.

Profitability and Other “Fall-Out” Benefits

In reviewing the estimated profitability of the Fund to CRM, the Trustees took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation

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and other indirect benefits from its relationship with the Fund. Based upon their review, the Trustees concluded that CRM’s estimated profitability from its relationship with the Fund was reasonable.

Economies of Scale

The Trustees considered the effect of potential growth on the Fund's performance and expenses. The Trustees noted that the proposed advisory fee schedule for the Fund includes a breakpoint that will reduce the advisory fee rate on assets above a specified level as the Fund’s assets increase. The Trustees also noted that if the Fund’s assets increase over time, the Fund might realize economies of scale if assets increase proportionally more than certain non-management expenses. The Trustees concluded that the structure of the proposed advisory fee will allow the Fund and its shareholders to benefit from any economies of scale in the future.

Results of Contract Review Process

In approving the Advisory Agreement with CRM, the Trustees, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on their consideration of the foregoing, the Trustees, including a majority of the Independent Trustees, voted to approve the Advisory Agreement, finding that such approval was in the best interest of the Fund and its shareholders.

26 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND TRUSTEES

Officers of Calvert Floating-Rate Advantage Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Floating-Rate Advantage Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

28 www.calvert.com CALVERT FLOATING-RATE ADVANTAGE FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT FLOATING-RATE ADVANTAGE FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

29111 3.31.2018

Calvert Ultra-Short Duration Income NextShares (CRUSC) Listing Exchange: The NASDAQ Stock Market LLC

Semiannual Report March 31, 2018	E-Delivery Sign-Up — Details Inside

NextSharesTM is a trademark of NextShares Solutions LLC. Used with permission.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

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TABLE OF CONTENTS

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
16	Board of Trustees’ Contract Approval
18	Officers and Trustees
19	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Cumulative Total Returns	Fund Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Fund Inception
Fund at NAV	01/10/2018	01/10/2018	—%	—%	—%	0.22%
Fund at Market Price	01/10/2018	01/10/2018	—	—	—	0.22

Bloomberg Barclays 9-12 Months Short Treasury Index	—	—	0.39%	0.83%	0.46%	0.26%

% Total Annual Operating Expense Ratios[3]
Gross						0.65%
Net						0.38

% Distribution Rates/Yields[4]
Distribution Rate at NAV						2.68%
SEC 30-day Yield - Subsidized						2.17
SEC 30-day Yield - Unsubsidized						0.21

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)

Corporate Bonds	59.5%
Asset-Backed Securities	30.2%
Collateralized Mortgage-Backed Obligations	6.0%
Commercial Mortgage-Backed Securities	4.3%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to www.calvert.com.

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Endnotes and Additional Disclosures

[1]
Bloomberg Barclays 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes, and bonds with a maturity between nine and twelve months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s inception.

[2]
Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through authorized participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions.

[3]
Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

Fund profile subject to change due to active management.

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FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 10, 2018 - March 31, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2017 - March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (1/10/18)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD (1/10/18 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual*
	$1,000.00	$1,002.20	$1.90***	0.38%
* The Fund had not commenced operations on October 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 81/365 (to reflect the period from commencement of operations on January 10, 2018 to March 31, 2018). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on January 10, 2018.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Hypothetical**
(5% return per year before expenses)
	$1,000.00	$1,023.04	$1.92***	0.38%

** Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on January 10, 2018.

*** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

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CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 59.0%
Communications - 8.1%
AT&T, Inc.:
2.672%, (3 mo. USD LIBOR + 0.95%), 7/15/21 (a)	200,000	202,211
3.232%, (3 mo. USD LIBOR + 0.93%), 6/30/20 (a)	200,000	202,170
DISH DBS Corp., 4.25%, 4/1/18	100,000	100,000
Verizon Communications, Inc.:
2.454%, (3 mo. USD LIBOR + 0.55%), 5/22/20 (a)	200,000	200,919
3.145%, (3 mo. USD LIBOR + 1.00%), 3/16/22 (a)	100,000	101,968
		807,268

Consumer, Cyclical - 6.0%
CVS Health Corp.:
2.687%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (a)	94,000	94,379
2.777%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (a)	44,000	44,349
3.125%, 3/9/20	38,000	38,092
Ford Motor Credit Co. LLC:
2.717%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (a)	200,000	201,328
2.861%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (a)	200,000	201,082
Lennar Corp., 4.50%, 11/15/19	20,000	20,225
		599,455

Consumer, Non-cyclical - 6.1%
Becton Dickinson and Co.:
2.133%, 6/6/19	100,000	98,889
2.944%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (a)	306,000	306,365
Kraft Heinz Foods Co.:
2.22%, (3 mo. USD LIBOR + 0.42%), 8/9/19 (a)	100,000	100,062
2.381%, (3 mo. USD LIBOR + 0.57%), 2/10/21 (a)	106,000	105,754
		611,070

Financial - 28.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	150,000	150,970
Ally Financial, Inc.:
3.50%, 1/27/19	98,000	98,367
3.60%, 5/21/18	150,000	150,187
Bank of America Corp.:
2.125%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (a)	57,000	56,727
2.405%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (a)	200,000	200,710
2.925%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (a)	100,000	101,591
Bank of Montreal, 2.565%, (3 mo. USD LIBOR + 0.44%), 6/15/20 (a)	250,000	250,681

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Capital One Financial Corp.:
2.487%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (a)	150,000	149,013
2.571%, (3 mo. USD LIBOR + 0.76%), 5/12/20 (a)	150,000	150,485
CIT Group, Inc., 3.875%, 2/19/19	66,000	66,479
Citigroup, Inc., 3.117%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (a)	300,000	304,367
Discover Bank, 2.60%, 11/13/18	150,000	149,974
Goldman Sachs Group, Inc. (The), 3.022%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (a)	150,000	150,748
Morgan Stanley:
2.295%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (a)	150,000	150,123
2.633%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (a)	250,000	250,790
Prudential Financial, Inc., 8.875% to 6/15/18, 6/15/38 (b)	70,000	70,788
Synchrony Financial, 2.60%, 1/15/19	175,000	174,633
Westpac Banking Corp., 3.005%, (3 mo. USD LIBOR + 0.71%), 6/28/22 (a)	200,000	201,657
		2,828,290

Industrial - 0.6%
CNH Industrial Capital LLC, 3.375%, 7/15/19	60,000	60,000

Technology - 10.0%
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (c)	150,000	150,711
4.42%, 6/15/21 (c)	20,000	20,527
DXC Technology Co., 2.956%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (a)	250,000	250,310
EMC Corp., 1.875%, 6/1/18	177,000	176,494
Hewlett Packard Enterprise Co., 2.85%, 10/5/18	200,000	200,230
NXP BV / NXP Funding LLC, 3.75%, 6/1/18 (c)	200,000	200,510
		998,782

Total Corporate Bonds (Cost $5,917,213)		5,904,865

ASSET-BACKED SECURITIES - 29.9%
Automobile - 2.9%
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-1A, Class A, 1.92%, 9/20/19 (c)	100,000	99,821
Series 2014-1A, Class A, 2.46%, 7/20/20 (c)	125,000	124,549
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (c)	68,884	68,757
		293,127

Consumer Loan - 18.4%
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41%, 3/15/21 (c)	71,714	71,687
Conn Funding II LP, Series 2017-A, Class B, 5.11%, 2/15/20 (c)	100,000	100,810
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class A, 2.42%, 9/15/23 (c)	169,035	168,634
Marlette Funding Trust, Series 2018-1A, Class A, 2.61%, 3/15/28 (c)	154,485	154,266
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (c)	152,487	153,006

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 29.9%
Series 2016-2A, Class A, 4.10%, 3/20/28 (c)	380,529	383,724
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (c)	63,727	63,766
Series 2017-2A, Class B, 3.48%, 9/15/23 (c)	315,000	314,467
Series 2017-3A, Class A, 2.36%, 11/15/23 (c)	182,353	181,689
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (c)	250,000	248,067
		1,840,116

Other - 8.2%
Invitation Homes Trust, Series 2017-SFR2, Class A, 2.658%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (a)(c)	199,086	200,933
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, 10/15/20 (c)	100,000	99,907
Progress Residential Trust:
Series 2016-SFR1, Class C, 4.308%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (a)(c)	100,000	101,235
Series 2016-SFR1, Class D, 4.558%, (1 mo. USD LIBOR + 2.75%), 9/17/33 (a)(c)	100,000	101,326
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class B, 2.42%, 3/20/30 (c)	247,647	246,474
Volvo Financial Equipment LLC, Series 2018-1A, Class A2, 2.26%, 9/15/20 (c)	75,000	74,819
		824,694

Student Loan - 0.4%
Social Professional Loan Program LLC, Series 2016-E, Class A2A, 1.63%, 1/25/36 (c)	36,428	36,201

Total Asset-Backed Securities (Cost $2,995,794)		2,994,138

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 6.0%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.172%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(c)	144,092	146,457
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M1, 2.322%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (a)	138,333	137,797
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 4.772%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (a)	273,311	292,088
Series 2018-C02, Class 2M1, 2.522%, (1 mo. USD LIBOR + 0.65%), 8/25/30 (a)	24,221	24,280

Total Collateralized Mortgage-Backed Obligations (Cost $601,124)		600,622

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%
BBCMS Trust, Series 2018-RRI, Class A, 2.477%, (1 mo. USD LIBOR + 0.70%), 2/15/33 (a)(c)	105,000	105,213
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.477%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (a)(c)	250,000	250,563
RETL, Series 2018-RVP, Class A, 2.877%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (a)(c)	70,000	70,175

Total Commercial Mortgage-Backed Securities (Cost $425,203)		425,951

TOTAL INVESTMENTS (Cost $9,939,334) - 99.2%		9,925,576
Other assets and liabilities, net - 0.8%		79,649
NET ASSETS - 100.0%		10,005,225

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NOTES TO SCHEDULE OF INVESTMENTS
(a) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.
(b) Security converts to floating rate after the indicated fixed-rate coupon period.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,938,294, which represents 39.4% of the net assets of the Fund as of March 31, 2018.

(d) Amount is less than $(0.50).

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	4	Jun-18	$850,438	$(0) (d)

See notes to financial statements.

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CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $9,939,334)	$9,925,576
Cash	61,328
Receivable for investments sold	199,058
Interest receivable	36,254
Receivable from affiliate	17,071
Deposits at broker for futures contracts	1,622
Total assets	10,240,909

LIABILITIES
Payable for investments purchased	200,752
Payable to affiliates:
Investment advisory fee	2,209
Administrative fee	1,019
Operations agreement fee	425
Accrued expenses	31,279
Total liabilities	235,684
NET ASSETS	$10,005,225

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$10,004,906
Accumulated undistributed net investment income	18,171
Accumulated net realized loss	(4,094)
Net unrealized depreciation	(13,758)
Total	$10,005,225

NET ASSET VALUE PER SHARE (based on net assets of $10,005,225 and 1,000,000 shares outstanding)	$10.01

See notes to financial statements.

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CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 2018 (Unaudited)(a)

INVESTMENT INCOME
Interest income	$48,619
Total investment income	48,619

EXPENSES
Investment advisory fee	5,365
Administrative fee	2,476
Operations agreement fee	1,032
Trustees’ fees and expenses	145
Custodian fees	9,612
Transfer agency fees and expenses	3,852
Accounting fees	11,970
Professional fees	10,858
Reports to shareholders	392
Listing fee	2,464
Miscellaneous	628
Total expenses	48,794
Waiver and/or reimbursement of expenses by affiliate	(40,646)
Net expenses	8,148
Net investment income	40,471

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	(4,014)
Futures contracts	(80)
(4,094)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(13,758)
Futures contracts	(0)(b)
(13,758)

Net realized and unrealized loss	(17,852)

Net increase in net assets resulting from operations	$22,619

(a) For the period from the start of business, January 10, 2018, to March 31, 2018.
(b) Amount is less than $(0.50).
See notes to financial statements.

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CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Period Ended March 31, 2018 (a) (Unaudited)
Operations:
Net investment income	$40,471
Net realized loss	(4,094)
Net change in unrealized appreciation (depreciation)	(13,758)
Net increase in net assets resulting from operations	22,619

Distributions to shareholders from:
Net investment income	(22,300)
Total distributions to shareholders	(22,300)

Capital share transactions:
Proceeds from sale of shares	9,999,906
Transaction fees	5,000
Net increase in net assets from capital share transactions	10,004,906

TOTAL INCREASE IN NET ASSETS	10,005,225

NET ASSETS
Beginning of period	—
End of period (including accumulated undistributed net investment income of $18,171)	$10,005,225

Changes in shares outstanding
Shares outstanding, beginning of period	—
Shares sold	1,000,000
Shares outstanding, end of period	1,000,000

(a) For the period from the start of business, January 10, 2018, to March 31, 2018.
See notes to financial statements.

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CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2018 (a) (Unaudited)

Net asset value, beginning	$10.00
Income from investment operations:
Net investment income (b)	0.04
Net realized and unrealized loss	(0.01)
Total from investment operations	0.03
Distributions from:
Net investment income	(0.02)
Total distributions	(0.02)
Total increase in net asset value	0.01
Net asset value, ending	$10.01
Total return (c)	0.22%	(d)
Ratios to average net assets: (e)
Total expenses	2.25%	(f)
Net expenses	0.38%	(f)
Net investment income	1.87%	(f)
Portfolio turnover	36%	(d)
Net assets, ending (in thousands)	$10,005

(a) For the period from the start of business, January 10, 2018, to March 31, 2018.
(b) Computed using average shares outstanding.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Ultra-Short Duration Income NextShares (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund commenced operations on January 10, 2018.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant

12 www.calvert.com CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES SEMIANNUAL REPORT (UNAUDITED)

event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Corporate Bonds	$—		$5,904,865	$—	$5,904,865
Asset-Backed Securities	—		2,994,138	—	2,994,138
Collateralized Mortgage-Backed Obligations	—		600,622	—	600,622
Commercial Mortgage-Backed Securities	—		425,951	—	425,951
Total Investments	$—		$9,925,576	$—	$9,925,576

Derivative Instruments - Liabilities
Futures Contracts(1)	$ (0)	(2)	$—	$—	$ (0)	(2)
(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
(2) Amount is less than $(0.50).
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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F. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.26% on the first $1 billion and 0.25% on the excess of $1 billion. For the period ended March 31, 2018, the investment advisory fee amounted to $5,365 or 0.26% (annualized) of the Fund's average daily net assets.
CRM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.38% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the period ended March 31, 2018, CRM waived or reimbursed expenses of $40,646.
The Trust, on behalf of the Fund, has entered into an operations agreement with CRM pursuant to which CRM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order. Pursuant to the agreement, the Fund pays CRM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by CRM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the period ended March 31, 2018, the operations agreement fee amounted to $1,032 or 0.05% (annualized) of the Fund’s average daily net assets.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the period ended March 31, 2018, CRM was paid administrative fees of $2,476.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. There were no Trustees’ fees deferred under the Plan at March 31, 2018. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. The Fund was not allocated any such expense or reimbursement during the period ended March 31, 2018.

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NOTE 3 — INVESTMENT ACTIVITY
During the period ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, and including maturities and paydowns, were $9,581,994 and $1,242,191, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $2,348,853 and $1,891,211, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$9,939,334
Gross unrealized appreciation	$5,673
Gross unrealized depreciation	(19,431)
Net unrealized appreciation (depreciation)	($13,758)
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at March 31, 2018 is included in the Schedule of Investments. During the period ended March 31, 2018, the Fund used futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At March 31, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Net unrealized depreciation	$—	$(0)	(1)(2)
(1) Amount is less than $(0.50).
(2) Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the period ended March 31, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$(80)	$(0)	(1)
(1) Amount is less than $(0.50).
The average notional cost of futures contracts (long) outstanding during the period ended March 31, 2018 was approximately $243,000.
NOTE 6 — CAPITAL SHARE TRANSACTIONS
The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as Transaction fees on the Statement of Changes in Net Assets.
At March 31, 2018, EVM owned approximately 99.5% of the outstanding shares of the Fund.

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BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

At an in-person meeting held on June 21, 2017, the Board of Trustees of Calvert Management Series (“CMS”), and by a separate vote, the Trustees who are not “interested persons” of CMS (the “Independent Trustees”), approved an Investment Advisory and Administrative Agreement (the “Advisory Agreement”) between CMS and Calvert Research and Management (“CRM” or the “Adviser”) with respect to the Calvert Ultra-Short Duration Income NextShares (the “Fund”).

In evaluating the Advisory Agreement, the Board considered a variety of information relating to the Fund and the Adviser. At meetings held on March 7, 2017 and June 21, 2017, the Independent Trustees reviewed certain information and materials provided by the Adviser regarding various services to be provided to the Fund by the Adviser and its affiliates.

The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the approval of the Advisory Agreement. Prior to voting, the Independent Trustees reviewed the Advisory Agreement with management and also met in a private session with their counsel at which no representatives of management were present.

In the course of their deliberations regarding the Advisory Agreement, the Trustees considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; CRM’s financial condition; the proposed advisory and administrative fees to be paid under the Advisory Agreement; comparative fee and expense information; the performance of the Calvert Ultra-Short Duration Income Fund (the “Ultra-Short Mutual Fund”) that had the same investment objective and principal investment strategies as those proposed for the Fund; the estimated profitability of the Fund to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Fund; and the effect of the Fund’s potential growth and size on the Fund’s performance and expenses.

Nature, Extent and Quality of Services

In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the Advisory Agreement, the Trustees took into account information provided by the Adviser relating to its operations and personnel. The Trustees considered the investment strategies to be used in managing the Fund and noted that the Fund would be managed using the same principal investment strategies as the Ultra-Short Mutual Fund. The Trustees also took into account the special attributes of the Fund relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund. The Trustees also considered the resources devoted by CRM and its affiliates in developing and maintaining an infrastructure necessary to support the operations of the Fund. CRM’s current level of staffing, its overall resources and its administrative capabilities were also considered. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the Advisory Agreement.

Fund Performance

In considering the management style and investment strategies that CRM proposed to use in managing the Fund, the Trustees took into consideration the performance of the Ultra-Short Mutual Fund on which the Fund would be modeled. The Board noted that the portfolio management team that is expected to manage the Fund also manages the Ultra-Short Mutual Fund. In addition, the Board took into consideration certain differences between how CRM proposes to manage the Fund and how it manages the Ultra-Short Mutual Fund, as well as the impact these differences were expected to have on the Fund's performance. Based upon their review, the Trustees concluded that CRM is qualified to manage the Fund's assets in accordance with the Fund's investment objective and strategies and that CRM's proposed investment strategies were appropriate for pursuing the Fund's investment objective.

Management Fees and Expenses

In considering the Fund’s proposed fees and estimated expenses, the Trustees considered certain comparative fee and expense data provided by the Adviser. The Trustees noted that the Fund’s proposed fees for advisory and administrative services were similar to those of the Ultra-Short Mutual Fund. The Trustees also took into account that the Adviser had contractually agreed to limit the Fund's annual operating expenses through January 31, 2019. The Trustees noted management's explanation for the Fund's higher management fees and expense ratio relative to those of the funds in the Fund's Lipper category. Based upon their review, the Trustees concluded that the proposed management fee was reasonable in view of the services to be provided by CRM.

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Profitability and Other “Fall-Out” Benefits

In reviewing the estimated profitability of the Fund to CRM, the Trustees took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would receive compensation under the operations agreement with the Fund and would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon their review, the Trustees concluded that CRM’s estimated profitability from its relationship with the Fund was reasonable.

Economies of Scale

The Trustees considered the effect of potential growth on the Fund's performance and expenses. The Trustees noted that the proposed advisory fee schedule for the Fund includes a breakpoint that will reduce the advisory fee rate on assets above a specified level as the Fund’s assets increase. The Trustees also noted that if the Fund’s assets increase over time, the Fund might realize economies of scale if assets increase proportionally more than certain non-management expenses. The Trustees concluded that the structure of the proposed advisory fee will allow the Fund and its shareholders to benefit from any economies of scale in the future.

Results of Contract Review Process

In approving the Advisory Agreement with CRM, the Trustees, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on their consideration of the foregoing, the Trustees, including a majority of the Independent Trustees, voted to approve the Advisory Agreement, finding that such approval was in the best interest of the Fund and its shareholders.

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OFFICERS AND TRUSTEES

Officers of Calvert Ultra-Short Duration Income NextShares™

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Ultra-Short Duration Income NextShares™

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits delivery of only one copy of fund shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your broker may household the mailing of your documents indefinitely unless you instruct your broker otherwise. If you would prefer that your Calvert documents not be householded, please contact your broker. Your instructions that householding not apply to delivery of your Calvert documents will typically be effective within 30 days of receipt by your broker.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT ULTRA-SHORT DURATION INCOME NEXTSHARES
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer and Dividend Disbursing Agent State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Distributor* Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to investors. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Before investing in NextShares, investors should carefully consider the investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. For further information, please call 800-368-2745.
Printed on recycled paper.

28875 3.31.2018

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:     /s/ John H. Streur
John H. Streur
President

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 24, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 24, 2018